UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04471

 NAME OF REGISTRANT:                     Value Line Core Bond Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 7 Times Square
                                         21st Floor
                                         New York, NY 10036

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Value Line Core Bond Fund
                                         7 Times Square
                                         21st Floor
                                         New York, NY 10036

 REGISTRANT'S TELEPHONE NUMBER:          212-907-1900

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


Value Line  Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 SSGA FUNDS                                                                                  Agenda Number:  934897123
--------------------------------------------------------------------------------------------------------------------------
        Security:  85749P101
    Meeting Type:  Special
    Meeting Date:  18-Dec-2018
          Ticker:  SSIXX
            ISIN:  US85749P1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       John R. Costantino                                        Mgmt          For                            For
       Michael A. Jessee                                         Mgmt          For                            For
       Ellen M. Needham                                          Mgmt          For                            For
       Donna M. Rapaccioli                                       Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Value Line Core Bond Fund
By (Signature)       /s/ Mitchell E. Appel
Name                 Mitchell E. Appel
Title                President
Date                 08/13/2019